SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) - $4.42- $17.25 [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	508,493
Outstanding, Weighted-average remaining contractual life	3 years 29 days
Outstanding, Weighted average exercise price	$ 9.58
Number exercisable | shares	485,579
Exercisable, Weighted average exercise price	$ 9.46
Exercise price, minimum	4.42
Exercise price, maximum	$ 17.25